Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Maturities [Abstract]
2017	$ 47,014
2018	24,503
2019	20,860
2020	11,752
2021	11,424
Thereafter	10,881
DebtAndCapitalLeaseObligationTotal	126,434
Total debt	126,492	$ 119,601
Total unamortized discount	(8)	(25)
Unamortized debt issuance costs	(212)	(214)
Total fair value adjustments	278	$ 458
Unsecured Debt [Member]
Debt Maturities [Abstract]
2017	26,665
2018	12,374
2019	11,135
2020	6,843
2021	9,125
Thereafter	9,831
Total debt	75,973
Asset-backed Securities [Member]
Debt Maturities [Abstract]
2017	20,349
2018	12,129
2019	9,725
2020	4,909
2021	2,299
Thereafter	1,050
Total debt	50,461
Short-term debt [Member]
Debt Maturities [Abstract]
2017	15,359
Long-term debt [Member]
Debt Maturities [Abstract]
2017	31,655
Unsecured Debt Maturing Primarily by 2024 [Member]
Debt Maturities [Abstract]
Thereafter	$ 9,828